Principal Accounting Policies (Statutory Reserves) (Narrative) (Details)	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2012 KRW	Dec. 31, 2011 CNY	Dec. 31, 2011 KRW	Dec. 31, 2010 CNY	Dec. 31, 2010 KRW	Dec. 31, 2012 PRC Subsidiaries [Member]	Dec. 31, 2012 VIEs [Member]	Dec. 31, 2012 Actoz [Member]	Dec. 31, 2012 Eyedentity [Member]
Statutory Reserves [Line Items]
Percentage rate of after tax profit, annul appropriation, statutory reserve	10.00%	10.00%					10.00%	10.00%
Percentage rate of registered capital, statutory reserve reached, appropriation not required							50.00%	50.00%
Total appropriation of statutory reserve	2,700,000		5,500,000		14,500,000
Percentage of cash dividends, annul appropriation, legal reserves, minimum									10.00%	10.00%
Percentage rate of issued capital stock, legal reserve reached, appropriation not required									50.00%	50.00%
Total appropriation of legal reserve	3,800,000	648,900,000		0		0